Repurchase Agreements - Non Trading - Summary of Repurchase Agreements Non Trading (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 15,848	£ 18,286
Agreements with banks
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	6,358	10,227
Agreements with customers
Disclosure Of Repurchase Agreements [line items]
Repurchase agreements - non trading	£ 9,490	£ 8,059